Summary of Significant Accounting Policies - Customers that Represented More than 10% of Accounts Receivable (Detail) (Accounts receivable [Member])	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Raytheon Company [Member]
Credit risk, percentage	48.00%	43.00%
Lockheed Martin Corporation [Member]
Credit risk, percentage	31.00%	26.00%
U.S. Air Force [Member]
Credit risk, percentage		11.00%